Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Central Index Key	0001690511
Document Type	20-F/A
Amendment Flag	true
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2018
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Description	This Amendment is being filed solely to include the conformed signature to the Report of Independent Registered Public Accounting Firm, dated June 14, 2018, which was inadvertently omitted from the Original Filing.
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	37,497,549
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	70,894,076